Pension and Post-Retirement and Post-Employment Benefits - Schedule of Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average expected rate of return on plan assets	5.75%	6.50%
Weighted average discount rate	3.10%	3.90%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15 years	15 years
Assumed health care cost trend, percentage	4.74%		5.09%
Health care cost trend rate	3.70%		4.04%
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Weighted average discount rate	3.10%	4.00%
Rate of compensation scale escalation (long-term)	2.50%	2.50%
Rate of cost of living increase	2.00%	2.00%
Average remaining service life of employees (years)	15 years 6 months	15 years 6 months
Rate of increase in health care cost trends	4.04%	4.04%
Assumed health care cost trend, percentage	5.09%		5.19%
Health care cost trend rate	4.04%		4.04%